Lease Liability (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Lease Liability [Abstract]
Current	$ 3,356,221	$ 2,154,878	$ 2,154,878	$ 2,112,624
Non-current	28,884,925	28,624,259	$ 28,624,259	28,108,801
Total lease liability	$ 32,241,146	$ 30,779,137		$ 30,221,425